Revenue from contract with customers - Summary of Changes in Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Air traffic liability
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	$ 621,895	$ 611,856
Sales	4,121,670	3,843,468
Revenue recognition	(3,240,883)	(3,083,778)
Tax recognition	(638,415)	(587,551)
Reimbursements	(97,307)	(119,844)
Interline tickets	(25,012)	(35,485)
Other	(4,332)	(6,771)
Balance at end of year	737,616	621,895
Frequent flyer liability
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	132,065	124,816
Deferred of revenue	91,598	79,892
Revenue recognition	(68,078)	(72,643)
Balance at end of year	155,585	132,065
Current	74,216	59,449
Non-current	$ 81,369	$ 72,616